EXPLORATION AND EVALUATION AND GENERAL AND ADMINISTRATIVE EXPENSES (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Engineering	$ 0	$ 55,000
E & E
Statement [Line Items]
Engineering	1,114,000	2,140,000
Environmental	437,000	974,000
Property fees	1,278,000	1,252,000
Site activities	977,000	937,000
Socio-economic	1,634,000	2,386,000
Transportation	162,000	(71,000)
Other activities and travel	48,000	111,000
Total	$ 5,650,000	$ 7,729,000